Cover	Feb. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2026
Entity File Number	001-40964
Entity Registrant Name	ZOOMCAR HOLDINGS, INC.
Entity Central Index Key	0001854275
Entity Tax Identification Number	99-0431609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Anjaneya Techno Park,
Entity Address, Address Line Two	No.147,
Entity Address, Address Line Three	1st Floor
Entity Address, City or Town	Bangalore,
Entity Address, Country	IN
Entity Address, Postal Zip Code	560008
City Area Code	+91
Local Phone Number	8048821871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false